DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities
Summary of the Company's outstanding derivative contracts and their effects on the Condensed Consolidated Statements of Financial Position

	December 31, 2014
	Notional
	Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$27,603	$—	$(1,939)
Commodity futures contracts	5,422	23	(760)
Total derivatives designated as hedging instruments:		23	(2,699)
Derivatives not designated as hedging instruments:
Commodity futures contracts		—	—
Total derivatives not designated as hedging instruments:		—	—
Total derivatives		$23	$(2,699)

	December 31, 2013
	Notional
	Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$34,244	$—	$(684)
Commodity futures contracts	5,601	41	(191)
Total derivatives designated as hedging instruments:		41	(875)
Derivatives not designated as hedging instruments:
Commodity futures contracts	321	20	—
Total derivatives not designated as hedging instruments:		20	—
Total derivatives		$61	$(875)

Effects of derivative instruments on the Condensed Consolidated Statement of Earnings and Retained Earnings, and the Condensed Consolidated Statement of Comprehensive Earnings

	For Year Ended December 31, 2014
			Gain (Loss)
		Gain (Loss)	on Amount Excluded
	Gain (Loss)	Reclassified from	from Effectiveness
	Recognized	Accumulated OCI	Testing Recognized
	in OCI	into Earnings	in Earnings
Foreign currency forward contracts	$(2,256)	$(1,001)	$—
Commodity futures contracts	(881)	(294)	—
Total	$(3,137)	$(1,295)	$—

	For Year Ended December 31, 2013
			Gain (Loss)
		Gain (Loss)	on Amount Excluded
	Gain (Loss)	Reclassified from	from Effectiveness
	Recognized	Accumulated OCI	Testing Recognized
	in OCI	into Earnings	in Earnings
Foreign currency forward contracts	$(1,144)	$(460)	$—
Commodity futures contracts	(963)	(986)	—
Total	$(2,107)	$(1,446)	$—